TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 258,642	¥ 203,919
Bills payable	10,782	11,721
Trade accounts payable and bills payable measured at amortized cost	269,424	215,640
Sinopec Group Company And Fellow Subsidiaries [Member]
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	25,358	4,227
Associates And Joint Parties [Member]
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	8,290	6,145
Third Parties [Member]
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 224,994	¥ 193,547